Repurchase Agreements	12 Months Ended
Dec. 31, 2011
Repurchase Agreements [Abstract]
Repurchase Agreements
Note 11.  Repurchase Agreements

Securities sold under agreements to repurchase amounted to $21,645,446 and $19,107,815 as of December 31, 2011 and 2010, respectively.  These agreements are collateralized by U. S. GSE securities and U. S. Treasury notes with a book value of $28,236,279 and $21,271,928 and a fair value of $28,425,092 and $21,388,076 at December 31, 2011 and 2010, respectively.

The average daily balance of these repurchase agreements was $21,725,160 and $19,427,033 during 2011 and 2010, respectively.  The maximum borrowings outstanding on these agreements at any month-end reporting period of the Company were $24,090,954 and $21,081,592 during 2011 and 2010, respectively.  These repurchase agreements mature daily and carried a weighted average interest rate of .65% during 2011 and .92% during 2010.